Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail: Text Values) € in Millions	Jun. 30, 2021 EUR (€)
Changes in sensitive amounts from December 31, 2020
Reduction in positive fair value movement	€ 63
Reduction in negative fair value movement	27
Level 3 assets as of December 31, 2020	23,600
Level 3 assets as of June 30, 2021	€ 22,900